S-K 1603(c) Fiduciary Duties to Other Companies	Feb. 02, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings.

Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary or contractual obligations to at least one other entity pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, subject to their fiduciary duties under Cayman Islands law. However, no assurance can be given that our sponsor and our officers and directors will not in the future, agree or be required, pursuant to additional contractual obligations or fiduciary duties, to offer acquisition opportunities coming to its, his or her attention to other entities. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors to other entities will materially affect our ability to complete our initial business combination because our management team has extensive experience in identifying and executing strategic investments globally and has done so successfully in a number of sectors and has the ability to manage multiple transactions at one time. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
Michael James McMullen	Reecycle Holdings Inc	Rare earth element recycling	Director and Chair
	MER Resources Limited	Metals and mining investment vehicle	Director and Controlling Shareholder
Morné Engelbrecht	MER Resources Limited	Metals and mining investment vehicle	Director
Christopher Rosario	MER Resources Limited	Metals and mining investment vehicle	Director
Patrice Ellen Merrin	Capricorn Energy Plc, U.K.	Oil and Gas	Director
	Lancium Inc.	Energy & Technology	Director
	Samuel, Son & Co., Limited	Industrial	Director
Anne Templeman-Jones	NSW Treasury Corporation	Financial Services	Director
	Trifork AG	Technology	Director
	Weebitnano Limited	Semiconductor	Director
	Paladin Energy Limited	Uranium Mining	Director
	Supply Nation Limited	Procurement	Director
Jay Charles Kellerman	Stikeman Elliott LLP	Law Firm	Partner
	Torex Gold Resources Inc.	Gold Mining	Director

____________

(1)      Each individual listed has a fiduciary duty or a contractual obligation with respect to each of the listed entities opposite from his/her name.

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination. In our post-IPO discussions with any potential targets our management team and our sponsor will ensure that the target has a clear understanding that it will transact with us and with no other special purpose acquisition company that may be sponsored by our management team.